Other Non-current Assets	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Other Non-current Assets
10.
OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB	US$
	(in thousands)
Operating lease right-of-use assets	133,383	115,118	16,691
Others	—	934	135
	133,383	116,052	16,826